UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	6 Months Ended
	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,504,796,664	$ 364,864,772	¥ 717,834,732
Cost of revenues	(625,881,154)	(91,169,869)	(142,625,585)
Cost of revenues-related parties	(14,758,169)	(2,149,770)	(3,367,626)
Gross profit	1,864,157,341	271,545,133	571,841,521
Operating expenses:
Research and development expenses	(376,702,160)	(54,872,857)	(62,912,378)
Sales and marketing expenses	(2,618,050,696)	(381,362,082)	(832,021,879)
Sales and marketing expenses-related parties	(669,123)	(97,469)	(4,917,963)
General and administrative expenses	(147,548,555)	(21,492,870)	(193,885,977)
Total operating expenses	(3,142,970,534)	(457,825,278)	(1,093,738,197)
Other operating income	10,789,713	1,571,699
Loss from operations	(1,268,023,480)	(184,708,446)	(521,896,676)
Interest income	30,354,642	4,421,652	5,388,699
Interest expense	(8,485,508)	(1,236,054)
Foreign exchange related gains (losses), net	(2,535,037)	(369,270)	2,098,062
Other expenses, net	(2,008,351)	(292,549)	(25,598)
Loss before income taxes	(1,250,697,734)	(182,184,667)	(514,435,513)
Income tax benefit	1,201,622	175,036
Net loss	(1,249,496,112)	(182,009,631)	(514,435,513)
Net loss attributable to non-controlling interests	210,537	30,668
Net loss attributable to Qutoutiao Inc.	(1,249,285,575)	(181,978,963)	(514,435,513)
Accretion to convertible redeemable preferred shares redemption value	(5,293,586)	(771,098)	(58,963,543)
Deemed dividend to preferred shareholders			(1,916,871)
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,254,579,161)	(182,750,061)	(575,315,927)
Net loss	(1,249,496,112)	(182,009,631)	(514,435,513)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(15,208,167)	(2,215,319)	(12,562,130)
Total comprehensive loss	(1,264,704,279)	(184,224,950)	(526,997,643)
Comprehensive loss attributable to non-controlling interests	210,537	30,668
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,264,493,742)	$ (184,194,282)	¥ (526,997,643)
Net loss per share
— Basic and diluted | (per share)	¥ (20.01)	$ (2.92)	¥ (23.74)
Weighted average number of ordinary shares used in per share calculation:
— Basic and Diluted | shares	62,684,261	62,684,261	24,238,324
Advertising and Marketing Revenue
Net revenues	¥ 2,300,718,045	$ 335,137,370	¥ 668,687,403
Advertising And Marketing Revenue Related Parties
Net revenues	144,462,450	21,043,328	1,183,492
Other Revenue
Net revenues	¥ 59,616,169	$ 8,684,074	42,670,745
Other Revenue Related Parties
Net revenues			¥ 5,293,092